SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

AIL Seller’s Note

The maturity of the $2,000,000 seller’s note obligation for the acquisition of AIL was extended to September 30, 2026.

Restatement and Non-Reliance — Sequence of Related Filings

The determinations and filings described below through June 30, 2026 occurred during the period covered by this Report, are not subsequent events, and are described in Note 2; they are summarized here solely to present the sequence of related filings. The only event described below occurring after June 30, 2026 is the filing of Amendment No. 4 on Form 10-K/A on July 1, 2026. On June 3, 2026, the Board of Directors of the Company, after consultation with management and LAO, concluded — having determined the nature and magnitude of the errors — that the Company’s previously issued unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2026 (as included in the Original Filing), as of and for the three months ended March 31, 2025 (as included in the Quarterly Report on Form 10-Q filed May 13, 2025, as amended by Amendment No. 1 and Amendment No. 2 thereto), as of and for the three and six months ended June 30, 2025, and as of and for the three and nine months ended September 30, 2025, as well as the audited consolidated financial statements as of and for the fiscal year ended December 31, 2024 and the audited consolidated financial statements as of and for the fiscal year ended December 31, 2025 (as included in the Annual Report on Form 10-K filed April 17, 2026, as amended by Amendment No. 1 on Form 10-K/A filed April 22, 2026), should no longer be relied upon. The Company filed a Current Report on Form 8-K under Item 4.02 on June 8, 2026, providing notification of non-reliance and notifying the previously dismissed independent registered public accounting firm of such non-reliance pursuant to Item 4.02(c). On June 8, 2026, the Company filed Amendment No. 2 to its Annual Report on Form 10-K for the fiscal year ended December 31, 2024, Amendment No. 2 to its Annual Report on Form 10-K for the fiscal year ended December 31, 2025, and Amendments to its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2025, June 30, 2025, September 30, 2025, and March 31, 2026, in each case to restate the affected financial statements in accordance with ASC 250-10. The Company subsequently filed Amendment No. 3 on Form 10-K/A for the fiscal year ended December 31, 2025 on June 23, 2026 and Amendment No. 4 on Form 10-K/A for the fiscal year ended December 31, 2025 on July 1, 2026, in each case in response to comments received from the staff of the SEC; neither amendment restated the financial statements again.

Reverse Stock Split

On June 29, 2026, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware effecting a one-for-one hundred (1-for-100) reverse stock split of its issued and outstanding shares of Common Stock, with any resulting fractional share rounded up to the nearest whole share for each holder of record. Following announcement by the Financial Industry Regulatory Authority on its Daily List on July 9, 2026, the reverse stock split became effective, and the Company’s Common Stock began trading on a post-split basis at the open of business on July 10, 2026. Because the reverse stock split became effective after June 30, 2026 but before these consolidated financial statements were issued, all share and per-share amounts in these consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented, in accordance with ASC 260-10-55-12 and SEC Staff Accounting Bulletin Topic 4C. See Note 1.

Conversion of Series B Convertible Preferred Stock

On July 13, 2026, the Board of Directors, acting by unanimous written consent, approved the conversion of all 2,371,844 outstanding shares of Series B Convertible Preferred Stock into 118,592,200 shares of Common Stock at a rate of fifty (50) shares of Common Stock for each share of Series B Convertible Preferred Stock. The Series B Certificate of Designation states a conversion rate of one hundred (100) shares of Common Stock for each share of Series B Convertible Preferred Stock. The shares of Common Stock were issued to eight holders in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and are restricted securities. Of the 118,592,200 shares of Common Stock issued on conversion, 99,592,200 shares, representing approximately 84.0% of the shares issued on conversion and approximately 81.1% of the Company’s outstanding Common Stock following the conversion, were issued to Mr. Gope S. Kundnani, a Director and the Company’s principal shareholder, and 15,000,000 shares were issued in the aggregate to Mitchell M. Eaglstein, the Company’s Chief Executive Officer and a Director, and Imran Firoz, the Company’s Chief Financial Officer and a Director. The conversion accordingly resulted in a substantial increase in the proportion of the Company’s outstanding Common Stock held by related parties. Prior to the conversion, Mr. Kundnani held a majority of the voting power of the Company’s outstanding capital stock through his holdings of Common Stock and Series A Preferred Stock, the latter of which carries fifty (50) votes per share. Accordingly, while the conversion increased Mr. Kundnani’s proportionate economic interest in the Company’s Common Stock, it did not result in a change of control of the Company. Following the conversion, no shares of Series B Convertible Preferred Stock remain issued or outstanding, and 4,500,000 shares of Series A Preferred Stock remain issued and outstanding. Because the conversion occurred after June 30, 2026, it is a non-recognized subsequent event under ASC 855-10 and no retroactive effect has been given to it; the consolidated balance sheet at June 30, 2026, continues to reflect 2,371,844 shares of Series B Convertible Preferred Stock outstanding.

Capital Structure

Subsequent to June 30, 2026, in connection with a review of the Company’s capital structure, the Company determined that certain amendments approved by written consent of the holders of a majority of the Company’s voting stock on September 4, 2025 had not been filed with the Secretary of State of the State of Delaware. On August 17, 2026, the Company submitted for filing a Certificate of Amendment to its Certificate of Incorporation increasing the authorized shares of preferred stock from 10,000,000 to 15,000,000, and certificates of amendment to the Certificates of Designation of the Series A Convertible Preferred Stock and the Series B Convertible Preferred Stock. These amendments are not effective until accepted by the Secretary of State and, accordingly, are not reflected in the accompanying condensed consolidated financial statements as of June 30, 2026. The Company will file a Current Report on Form 8-K upon acceptance.

Term Sheet for the Acquisition of Larstal Limited

On August 3, 2026, the Company entered into a non-binding term sheet to acquire the entire issued share capital of Larstal Limited, a United Kingdom company authorized by the Financial Conduct Authority, and its Danish subsidiary, for aggregate consideration of $2,350,000. Completion is subject to execution of a definitive share purchase agreement and to regulatory approvals in the United Kingdom and Denmark. Certain deposit and interim payments totaling up to $2,350,000 in the aggregate become non-refundable as paid, other than in the event the Company’s due diligence identifies an undisclosed material default. The term sheet is not binding, and there can be no assurance that a definitive agreement will be executed or that the acquisition will be completed. No amounts have been recognized in these consolidated financial statements in respect of the proposed acquisition.

ATECH Office Sublease Renewal

On July 30, 2026, T.I.C.G. Integrated Solutions Ltd. (“ATECH”) and Aldeon Property Partners Ltd. executed a First Addendum to the sublease for the Limassol, Cyprus office premises, exercising the first renewal option and extending the term for a further two-year period commencing November 1, 2026 and expiring October 31, 2028. Monthly rent remains €8,000 plus VAT, with aggregate rent for the renewal period of €192,000 plus VAT. Because the renewal was executed after June 30, 2026, it is a non-recognized subsequent event under ASC 855-10, and no right-of-use asset or lease liability has been recognized in respect of the renewal term at June 30, 2026.

Share Purchase Agreement for the Acquisition of The Millionaire’s Club Ltd

On August 7, 2026, the Company entered into a Share Purchase Agreement with TMC Holdings Ltd, a company registered in Malta (the “Seller”), to acquire one hundred percent (100%) of the issued and outstanding share capital of The Millionaire’s Club Ltd, a limited liability company registered in Malta that holds Type 1, Type 2 and Type 3 business-to-consumer gaming licenses issued by the Malta Gaming Authority (the “MGA”). The Share Purchase Agreement supersedes the non-binding letter of intent entered into between the parties on February 11, 2026, other than the confidentiality provisions thereof.

The aggregate purchase price is €150,000, consisting of a non-refundable deposit of €85,000 that was paid to an escrow agent in connection with the execution of the letter of intent and a non-refundable balance of €65,000 payable to the escrow agent at closing. As a condition precedent to closing, the Seller and its ultimate beneficial owner are required to deliver irrevocable waiver declarations extinguishing shareholder liabilities of the acquired company aggregating €821,098 and contributing such amounts to a capital reserve of the acquired company. Closing is deemed to occur upon submission of the duly executed share transfer documentation to the Malta Business Registry, on a date to be agreed between the parties. The Company is responsible for obtaining the MGA’s approval of the change of ownership following closing, and is required to provide working capital or credit lines to the acquired company as reasonably necessary to finance its ongoing operations. The Seller’s aggregate indemnification liability under the Share Purchase Agreement is limited to one hundred percent (100%) of the purchase price, subject to a €5,000 basket.

Because the Share Purchase Agreement was executed after June 30, 2026 and the closing had not occurred as of the date of issuance of this Report, the transaction is a non-recognized subsequent event under ASC 855-10. Accordingly, no acquisition accounting has been applied, no purchase price allocation has been performed, and the financial position and results of operations of The Millionaire’s Club Ltd are not included in these condensed consolidated financial statements. There can be no assurance that the conditions to closing will be satisfied or that the acquisition will be completed.

The Company has evaluated all other events occurring after June 30, 2026, through the date of issuance of this Report and has concluded that no other material subsequent events have occurred that would require disclosure or adjustment to these condensed consolidated financial statements.

NOTE 18. SUBSEQUENT EVENTS

The Company evaluated subsequent events through June 30, 2026, the date on which these consolidated financial statements, as revised by this Amendment No. 4, were available to be issued. The following events occurring after December 31, 2025, are disclosed in accordance with ASC 855, Subsequent Events.

Amendment to Series B Convertible Preferred Stock Conversion Terms

In January 2026, the Company filed a Certificate of Amendment to the Certificate of Designation of its Series B Convertible Preferred Stock (the “Series B Amendment”) with the Secretary of State of the State of Delaware. The Series B Amendment did not change the number of authorized or issued shares of Series B Convertible Preferred Stock, nor any other rights, preferences, or privileges thereof, except with respect to its conversion rights.

As amended, each share of Series B Convertible Preferred Stock remains convertible, at the option of the holder and without payment of additional consideration, into 100 shares of Common Stock at any time (the “Base Conversion Rate”). However, in the event the Company completes a qualifying public offering of $10,000,000 or more that includes an uplisting of its Common Stock to The Nasdaq Stock Market or the New York Stock Exchange, the conversion rate applicable to shares converted in connection with such qualifying public offering will be determined by the Board of Directors within a range of 10 to 100 shares of Common Stock for each one share of Series B Convertible Preferred Stock. The Company anticipates that the conversion ratio applied in connection with a qualifying offering would be 10 shares of Common Stock for each one share of Series B Convertible Preferred Stock. The Series B Amendment was approved by the Board of Directors by unanimous written consent and by the written consent of the holders of at least 51% of the Series B voting power, as required under Delaware General Corporation Law.

Planned Uplisting to a National Securities Exchange

In connection with its previously announced plan to uplist its Common Stock to a national securities exchange, the Company has engaged Lucosky Brookman LLP as legal counsel and E.F. Hutton & Co. LLC as financial advisor to assist with capital markets strategy, financing opportunities, and the uplisting process. The Company intends to file a registration statement on Form S-1 with the Securities and Exchange Commission. As of the date these financial statements were available to be issued, the registration statement had not yet been filed. This event is a Type I recognized subsequent event to the extent it relates to the Series B conversion terms described above, and is otherwise disclosed for informational purposes.

Updates to Legal Proceedings

Alchemy Markets Ltd. v. Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 104/2023). On , a hearing was held before Madam Justice Rachel Montebello in the Court of Appeal (Inferior Jurisdiction), Malta, at which the FIAU cross-examined the Company’s witnesses. Following the cross-examination, the matter has been adjourned for final legal submissions. No judgment has been issued as of the date these financial statements were available to be issued.

Alchemy Markets Ltd. v. L-Avukat tal-Istat u Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 159/2024). A hearing in the constitutional challenge pending before the First Hall Civil Court (Constitutional Jurisdiction) in Malta was held on January 28, 2026. The case remains pending as of the date these financial statements were available to be issued.

With respect to all other legal proceedings described in Note 10 — Commitments and Contingencies, there have been no material developments between December 31, 2025, and the date these financial statements were available to be issued.

U.S.–Israel–Iran Military Conflict

On February 28, 2026, the United States and Israel launched coordinated joint military strikes against Iran, targeting military, governmental, and nuclear-related sites. Iran subsequently responded with missile and drone attacks against targets in the region and sought to restrict commercial shipping traffic through the Strait of Hormuz. As of the date these financial statements were available to be issued, the conflict remained ongoing, and its ultimate scope, duration, and resolution were uncertain.

The Company maintains a sales office in Tel Aviv, Israel. As of the date of this filing, that office has not experienced any material disruption to its operations as a direct result of the conflict, and the safety of Company personnel located there has not been compromised. The Company’s operating subsidiaries are located in the United Kingdom, Malta, Cyprus, Australia, Seychelles, and Mauritius, none of which are in the directly affected region. However, the broader geopolitical instability and elevated market volatility arising from the conflict may affect client trading volumes, foreign currency exchange rates, and the general business environment in which the Company operates.

This event is classified as a Type II non-recognized subsequent event under ASC 855-10, as it does not relate to conditions that existed at December 31, 2025, and therefore does not result in any adjustment to the amounts recognized in the consolidated financial statements.

Series B Convertible Preferred Stock

On March 24, 2026, the Company filed a ratification of Certificate of Designation with the Secretary of State of the State of Delaware, designating 3,000,000 shares of its authorized preferred stock, par value $0.0001 per share, as “Series B Convertible Preferred Stock.” Each share of Series B Preferred Stock carries one vote per share, voting together with the Common Stock as a single class, and is convertible at the option of the holder into 100 shares of Common Stock, subject to adjustment and to a Board-determined conversion ratio (ranging from 100:1 to 10:1) in the event the Company completes a qualifying public offering of $10,000,000 or more with an uplisting to NASDAQ or NYSE. The Series B Preferred Stock has no stated dividend or liquidation preference. As of the date of issuance of these consolidated financial statements, 2,371,844 shares of Series B Preferred Stock have been issued and are outstanding.

AIL Sellers Note

The maturity of the $2,000,000 seller note loan obligation for the acquisition of AIL was extended to September 30, 2026.

Alchemy Markets (Cayman) Ltd.

On May 19, 2026, the Cayman Islands Monetary Authority granted conditional approval for the transfer to FDCTech, Inc. of 100% of Alchemy Markets (Cayman) Ltd, a non-operating CIMA-licensed company, which had not yet been completed as of the date these financial statements were available to be issued.

Alchemy Markets Ltd. (AML, Malta)

On June 1, 2026, the Malta Financial Services Authority confirmed its no-objection to changing the name of the Company’s wholly-owned Maltese subsidiary, Alchemy Markets Ltd, to “Crestmark Trading Ltd,” effective upon issuance of the altered certificate by the Malta Business Registry. Neither matter is expected to have a material effect on the Company’s consolidated financial statements. Both are Type II non-recognized subsequent events under ASC 855-10.

Restatement and Non-Reliance on Previously Issued Financial Statements

On June 3, 2026, the Board of Directors of the Company, after consultation with management and LAO, concluded — having determined the nature and magnitude of the errors — that the Company’s previously issued unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2025 (as included in the Quarterly Report on Form 10-Q filed May 13, 2025 and Amendment No. 1 thereto), as of and for the three and six months ended June 30, 2025, as of and for the three and nine months ended September 30, 2025, and as of and for the three months ended March 31, 2026, as well as the audited consolidated financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 (as included in the Annual Report on Form 10-K filed April 17, 2026 and Amendment No. 1 thereto), should no longer be relied upon. The Company filed a Current Report on Form 8-K under Item 4.02 on June 8, 2026, providing notification of non-reliance and notifying the previously dismissed independent registered public accounting firm of such non-reliance pursuant to Item 4.02(c). The Company effected the foregoing restatements by filing, on June 8, 2026, Amendment No. 2 to its Annual Report on Form 10-K for the fiscal year ended December 31, 2024, Amendment No. 2 to its Annual Report on Form 10-K for the fiscal year ended December 31, 2025, and Amendments to its Quarterly Reports on Form 10-Q for the periods listed above, in each case to restate the affected financial statements in accordance with ASC 250-10.

Subsequent to the foregoing, on June 18, 2026, the Company received a comment letter from the staff of the Securities and Exchange Commission relating to the restatement. After consultation with management and LAO, the Board of Directors concluded that the Company’s previously issued unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2024, the three and six months ended June 30, 2024, and the three and nine months ended September 30, 2024 should no longer be relied upon, because the errors that gave rise to the restatement of the Company’s fiscal year 2024 financial statements also affected those interim periods. On June 23, 2026, the Company filed a Current Report on Form 8-K under Item 4.02 with respect to such 2024 interim periods. The restated financial information for those interim periods is presented as comparative prior-period information in the Company’s amended Quarterly Reports on Form 10-Q for the corresponding interim periods of fiscal year 2025. Subsequently, on June 30, 2026, the Company received a further comment letter from the staff with respect to the December 31, 2025 restatement schedule in Note 4 and, in response, filed Amendment No. 4 to its Annual Report on Form 10-K for the fiscal year ended December 31, 2025, to include in Note 4 certain revisions to that schedule that had been inadvertently omitted from Amendment No. 3 as filed, which did not change any previously reported amount in the face consolidated financial statements.

The Company has evaluated subsequent events through June 30, 2026, the date of filing of this Amendment No. 4, and determined that no other events would require adjustment to or disclosure in the consolidated financial statements.